Organization and Reorganization - Summary of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 315,459		¥ 82,709		$ 48,300
Short-term Investments	73,022		0		11,191
Restricted cash	3,695		0		566
Accounts receivable, net	8,361		2,979		1,281
Prepayments and other current assets	19,371		18,774		2,969
Total current assets	419,908		104,462		64,353
Non-current assets:
Property, equipment and leasehold improvement, net	34,518		32,387		5,290
Intangible assets, net	2,929		1,701		449
Right-of-use assets, net	4,282		0		656
Other non-current assets	2,181		2,133		334
Total non-current assets	43,910		36,221		6,729
TOTAL ASSETS	463,818		140,683		71,082
Current liabilities:
Accounts payable	78,267		72,299		11,995
Salary and welfare payable	93,288		68,935		14,297
Short-term loans	39,508		0		6,055
Lease liabilities due within one year	3,709		0		568	¥ 8,300
Accrued expenses and other current liabilities	51,047		33,729		7,823
Total current liabilities	288,629		192,124		44,234
Non-current liabilities:
Lease liabilities	587		0		90	¥ 3,400
Total non-current liabilities	5,998		0		919
TOTAL LIABILITIES	294,627		192,124		$ 45,153
Net revenues	1,502,908	$ 230,331	1,180,597	¥ 798,561
Net loss	(82,184)	(12,595)	(132,957)	(9,342)
Net cash (used in)/generated from operating activities	40,000	6,130	(95,753)	13,962
Net cash used in investing activities	(94,559)	(14,492)	(29,370)	(17,375)
Net cash generated from financing activities	298,046	$ 45,677
Variable Interest Entity Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	148,979		42,056
Short-term Investments	73,022
Restricted cash	3,695
Accounts receivable, net	2,642		2,979
Amount due from the subsidiaries of the Group	500
Prepayments and other current assets	13,190		10,825
Total current assets	242,028		55,860
Non-current assets:
Property, equipment and leasehold improvement, net	34,342		32,106
Intangible assets, net	2,929		1,701
Right-of-use assets, net	3,841
Other non-current assets	711		2,133
Total non-current assets	41,823		35,940
TOTAL ASSETS	283,851		91,800
Current liabilities:
Accounts payable	73,986		72,164
Deferred revenue	16,226		14,381
Salary and welfare payable	88,464		66,810
Other tax payable	4,559		2,592
Short-term loans	39,508		0
Lease liabilities due within one year	3,542		0
Accrued expenses and other current liabilities	41,559		32,108
Amount due to the subsidiaries of the Group	385,583		186,979
Total current liabilities	653,427		375,034
Non-current liabilities:
Lease liabilities	587		0
Total non-current liabilities	587
TOTAL LIABILITIES	654,014		375,034
Net revenues	1,456,190		1,179,468	798,561
Net loss	(84,441)		(116,891)	(456)
Net cash (used in)/generated from operating activities	17,425		(73,015)	21,262
Net cash used in investing activities	(94,559)		(29,164)	(17,375)
Net cash generated from financing activities	187,752		38,854	70,802
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ 110,618		¥ (63,325)	¥ 74,689